Assets Under Development - Narrative (Details) $ in Thousands, liquefiedNaturalGasTon in Millions					9 Months Ended		12 Months Ended
	Jun. 12, 2025 USD ($)	Feb. 14, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 17, 2024 USD ($) liquefiedNaturalGasTon	Sep. 30, 2025 USD ($)	Sep. 17, 2024 USD ($) liquefiedNaturalGasTon	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Derecognition on commencement of sales-type lease					$ 1,823,677		$ 0
Pre-operational assets					26,146		8,782
Transferred from vessels and equipment, net					76,270		0
Letter of Credit, Black and Veatch (“B&V”) | Letter of credit
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount			$ 100,000
Debt Instrument, upfront fee (in percentage)			1.50%
Debt instrument, margin on outstanding balance (in percentage)			1.75%
Engineering, procurement and construction agreement. MKII EPC
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Tons of liquefied natural gas, capacity | liquefiedNaturalGasTon				3.5		3.5
Pre-operational assets				$ 255,300		$ 255,300
Other assets, capitalized engineering costs, noncurrent								$ 59,400
Other assets, long lead items, noncurrent								$ 109,800
Additions to other assets, amount						$ 86,100
Conversion cost				$ 2,200,000
FLNG Gimi
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Production period	20 years
Conversion cost, capital spares and consumables receivables	$ 43,200
Derecognition on commencement of sales-type lease	$ 1,823,700				1,823,677		0
Transferred from vessels and equipment, net					0		0
MKII FLNG
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Derecognition on commencement of sales-type lease					0		0
Transferred from vessels and equipment, net		$ 76,300			$ 76,270		$ 0